Statement of cash flows, indirect method (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Profit (loss)	R$ 1,397,321	R$ 972,841	R$ 352,260
Adjustments to reconcile profit (loss) [abstract]
Depreciation and amortization	340,727	208,829	160,440
Result of equity interests in associates	0	2,480	32,040
Impairment losses on financial assets	2,416,353	1,799,452	1,541,584
Expenses with provisions for contingencies	56,039	49,120	38,611
Adjustments for income tax and social contribution	(77,985)	232,709	87,581
Provisions/ (Reversals) for loss of assets	0	(52,971)	(42,214)
Capital gains (losses)	23,547	(55,538)	(41,785)
Provision for performance fees	(41,574)	(73,650)	(135,260)
Effect of the exchange rate variation on cash and cash equivalents	(136,271)	(134,448)	(88,708)
Deposits at Central Bank of Brazil	(2,582,257)	(2,620,987)	190,363
Loans and advances to customers	(14,215,701)	(7,204,248)	(8,062,211)
Amounts due from financial institutions	1,575,639	(1,702,514)	540,350
Securities	(429,431)	(296,267)	70,642
Derivative financial assets	(58,351)	3,675	(4,238)
Non-current assets held for sale	(151,875)	(60,257)	(7,412)
Other assets	(899,681)	(465,552)	(341,901)
Deposits from banks	3,266,127	965,973	1,615,572
Deposits from customers	12,079,855	10,151,609	9,008,816
Securities issued	4,236,925	1,795,177	1,892,877
Derivative financial liabilities	121,232	(90,256)	(22,705)
Borrowings and on-lending	688,571	(282,131)	69,700
Tax liabilities	523,875	207,456	178,906
Provisions	(62,168)	26,458	(25,608)
Other liabilities	168,324	824,072	799,771
Income tax paid	(509,643)	(441,972)	(263,362)
Net cash from operating activities	7,729,598	3,759,060	7,544,109
Cash flows from (used in) investing activities [abstract]
Cash flows used in obtaining control of subsidiaries or other businesses	0	(81,675)	(62,357)
Purchase of property, plant and equipment	(109,569)	(81,974)	(17,881)
(Acquisition) of financial assets at FVOCI	(460,494)	(427,683)	(256,210)
Proceeds from sale of financial assets at FVOCI	9,807,669	17,710,057	19,381,768
(Acquisition) of financial assets at amortized cost	5,697,661	11,029,542	14,913,627
Proceeds from sale of financial assets at amortized cost	(249,499)	(554,540)	(680,391)
Proceeds from sale of financial assets at FVTPL	26,213	98,852	818,576
Net cash used in investing activities	(4,903,357)	(7,727,535)	(4,666,404)
Cash flows from (used in) financing activities [abstract]
Increase (decrease) of capital in cash flow from financing activities	0	823,036	0
Cost associated with issuing capital securities	0	(38,768)	0
Dividends paid	(243,696)	(82,080)	(23,600)
Payments to acquire or redeem entity's shares	(27,110)	(18,954)	(16,409)
Resources to non-controlling interest	1,413	(191)	1,327
Net cash from (used in) financing activities	(269,393)	683,043	(38,682)
Increase/(Decrease) in cash and cash equivalents	2,556,848	(3,285,432)	2,839,023
Cash and cash equivalents at the beginning of the fiscal year	1,108,394	4,259,379	1,331,648
Effect of the exchange rate variation on cash and cash equivalents	136,271	134,447	88,708
Cash and cash equivalents at December 31	R$ 3,801,513	R$ 1,108,394	R$ 4,259,379